Credit Risk - Disclosure of Reconciliation of Exposures, ECL and Net Carrying Amounts (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Exposure	£ 319,319	£ 328,792
Loss allowance	828	1,303
Assets classified at FVTPL	222	325
Total assets	293,676	299,064	£ 288,488
Provisions	366	468
Retail Banking
Disclosure of credit risk exposure [line items]
Total assets	193,214	186,226	178,665
Everyday Banking
Disclosure of credit risk exposure [line items]
Loss allowance	198	308
Consumer Finance
Disclosure of credit risk exposure [line items]
Loss allowance	52	118
Total assets	8,873	11,143	10,748
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Total assets	16,997	17,626	18,391
Corporate Centre
Disclosure of credit risk exposure [line items]
Total assets	74,592	81,285	76,638
Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Total assets	0	2,784	£ 4,046
On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	281,571	285,622
Loss allowance	828	1,302
Net carrying amount	280,743	284,320
Other items	3,736	3,111
Adjusted net carrying amount	284,479	287,431
Assets classified at FVTPL	2,396	4,285
Non-financial assets	6,801	7,348
Total assets	293,676	299,064
On-balance sheet | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	185,608	178,452
Loss allowance	368	550
Net carrying amount	185,240	177,902
On-balance sheet | Homes
Disclosure of credit risk exposure [line items]
Exposure	177,297	169,801
Loss allowance	186	277
Net carrying amount	177,111	169,524
On-balance sheet | Everyday Banking
Disclosure of credit risk exposure [line items]
Exposure	8,311	8,651
Loss allowance	182	273
Net carrying amount	8,129	8,378
On-balance sheet | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	4,984	8,024
Loss allowance	52	118
Net carrying amount	4,932	7,906
On-balance sheet | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	16,997	17,626
Loss allowance	407	577
Net carrying amount	16,590	17,049
On-balance sheet | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	73,982	78,735
Loss allowance	1	35
Net carrying amount	73,981	78,700
On-balance sheet | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Exposure		2,785
Loss allowance		22
Net carrying amount		2,763
Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	37,748	43,170
Provisions	38	75
Off-balance sheet | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	29,371	26,610
Provisions	21	38
Off-balance sheet | Homes
Disclosure of credit risk exposure [line items]
Exposure	15,950	13,276
Provisions	5	3
Off-balance sheet | Everyday Banking
Disclosure of credit risk exposure [line items]
Exposure	13,421	13,334
Provisions	16	35
Off-balance sheet | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	314	237
Provisions	0	0
Off-balance sheet | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	7,694	6,877
Provisions	16	26
Off-balance sheet | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	369	585
Provisions	£ 1	0
Off-balance sheet | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Exposure		8,861
Provisions		£ 11